UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE

MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2012

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.8%
Education - 6.8%
California MFA Revenue, Biola University	5.625%	10/1/23	$2,000,000	$2,227,220
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue:
Ana G. Mendez University System Project	4.000%	4/1/20	500,000	496,120
Ana G. Mendez University System Project	5.000%	4/1/21	500,000	520,485
Ana G. Mendez University System Project	5.000%	4/1/22	500,000	517,675
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/19	1,220,000	1,399,230
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/20	1,280,000	1,465,485
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/21	1,280,000	1,464,064
University of California Revenues:
Limited Project	5.000%	5/15/25	2,500,000	3,066,275
Limited Project	5.000%	5/15/26	2,500,000	3,042,100

Total Education				14,198,654

Health Care - 13.6%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.000%	8/1/24	1,545,000	1,860,844
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West	5.125%	7/1/22	3,075,000	3,341,480
Providence Health & Services System	6.250%	10/1/24	1,500,000	1,854,900
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	5,000,000	5,463,950
Lodi Memorial Hospital, CMI	5.000%	12/1/22	3,000,000	3,262,800
Methodist Hospital Project, FHA	6.250%	8/1/24	5,000,000	6,121,450
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	6,235,000	6,531,599

Total Health Care				28,437,023

Industrial Revenue - 7.3%
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	3,000,000	3,197,460
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	7,000,000	7,131,950
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/24	2,435,000	2,654,442
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,173,160

Total Industrial Revenue				15,157,012

Leasing - 5.6%
Alameda County, CA, Joint Powers Authority Lease Revenue, AGM	5.000%	12/1/23	3,000,000	3,337,800
California State Public Works Board, Lease Revenue, Refunding, Various California State University Project	5.450%	9/1/14	1,000,000	1,003,640
El Dorado, CA, Irrigation District, COP, AGM	5.375%	8/1/24	1,090,000	1,241,543
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue	5.000%	9/1/21	3,400,000	3,805,620
San Jose, CA, Financing Authority Lease Revenue, Civic Center Project, AMBAC	5.250%	6/1/14	2,165,000	2,172,123

Total Leasing				11,560,726

Local General Obligation - 1.4%
Tahoe Truckee, CA, GO, USD:
Refunding, School Facilities Improvement, NATL District Number 1	5.000%	8/1/14	1,480,000	1,608,612

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - continued
Refunding, School Facilities Improvement, NATL District Number 2	5.000%	8/1/14	$1,180,000	$1,282,542

Total Local General Obligation				2,891,154

Other - 3.5%
California State MFA Revenue, Goodwill Industry Sacramento Valley & Northern Nevada Project	5.750%	1/1/22	800,000	820,816
California State Public Works Board, Lease Revenue, Various Capital Projects	5.250%	10/1/24	3,000,000	3,511,650
Ontario, CA, Redevelopment Financing Authority Revenue:
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/15	1,935,000	1,939,238
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/16	1,060,000	1,062,194

Total Other				7,333,898

Power - 22.3%
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/17	1,000,000	1,134,200
Carson Ice Generation Project	5.000%	7/1/19	800,000	925,200
Carson Ice Generation Project	5.250%	7/1/20	1,000,000	1,172,480
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,000,000	5,930,400
M-S-R Public Power Agency, San Juan Project Revenue, AGM	5.000%	7/1/22	3,000,000	3,421,200
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	5,000,000	5,854,150
Northern, CA, Power Agency Revenue:
Hydroelectric Project Number One	5.000%	7/1/22	2,250,000	2,582,347
Hydroelectric Project Number One	5.000%	7/1/23	5,000,000	5,698,350
Hydroelectric Project Number One	5.000%	7/1/24	2,000,000	2,231,280	(a)
Lodi Energy Center	5.000%	6/1/25	4,000,000	4,572,240
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/22	3,000,000	3,320,310
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/17	1,405,000	1,626,400
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	7,070,000	8,122,935

Total Power				46,591,492

Pre-Refunded/Escrowed to Maturity - 0.0%
San Francisco, CA, Airport Improvement Corp., Lease Revenue, United Airlines Inc.	8.000%	7/1/13	25,000	26,572	(b)

Special Tax Obligation - 9.9%
California Statewide CDA Revenue, Proposition 1A Receivables Program	5.000%	6/15/13	1,000,000	1,036,030
Encinitas, CA, Special Tax Revenue:
Community Facilities District No. 1-Encintas Ranch Public Improvements	5.000%	9/1/25	1,000,000	1,111,240
Community Facilities District No. 1-Encintas Ranch Public Improvements	5.000%	9/1/26	1,000,000	1,103,320
Community Facilities District No. 1-Encintas Ranch Public Improvements	5.000%	9/1/28	1,000,000	1,089,400
Irvine, CA, Improvement Bond Act 1915:
Limited Obligation Reassessment District No. 12-1	4.000%	9/2/17	1,215,000	1,337,727
Limited Obligation Reassessment District No. 12-1	4.000%	9/2/18	1,250,000	1,371,925
Limited Obligation Reassessment District No. 12-1	5.000%	9/2/24	600,000	682,908
Limited Obligation Reassessment District No. 12-1	5.000%	9/2/26	600,000	675,318

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
Livermore, CA, RDA, Tax Allocation Revenue, Redevelopment Project Area, NATL	5.250%	8/1/15	$2,310,000	$2,314,712
Oakland, CA, RDA, Subordinated, Tax Allocation Central District Redevelopment Project, NATL/FGIC	5.500%	9/1/14	2,000,000	2,040,380
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/18	4,500,000	5,046,300
Matching Fund Loan	5.000%	10/1/25	2,500,000	2,743,150

Total Special Tax Obligation				20,552,410

State General Obligation - 2.1%
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	4,000,000	4,311,480

Transportation - 11.1%
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/21	2,575,000	3,139,852
Sacramento County, CA, Airport System Revenue	5.000%	7/1/25	1,000,000	1,143,680
Sacramento County, CA, Airport System Revenue	5.000%	7/1/26	1,500,000	1,717,785
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/26	5,305,000	6,107,222
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/24	5,665,000	6,628,503
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	4,000,000	4,496,800

Total Transportation				23,233,842

Water & Sewer - 12.2%
Corona, CA, Utility Authority Water Revenue:
Water Projects	5.000%	9/1/23	700,000	874,860
Water Projects	5.000%	9/1/24	400,000	492,260
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/22	1,000,000	1,273,390
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/24	5,000,000	6,245,200
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/26	1,500,000	1,849,665
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/24	6,000,000	6,427,440
San Diego, CA, Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/20	5,000,000	6,142,300
Sunnyvale, CA, Solid Waste Revenue:
Refunding, AMBAC	5.500%	10/1/13	1,520,000	1,579,949	(c)
Refunding, AMBAC	5.500%	10/1/14	605,000	626,762	(c)

Total Water & Sewer				25,511,826

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $185,700,649)				199,806,089

SHORT-TERM INVESTMENTS - 3.2%
General Obligation - 0.4%
California State, GO, LOC-JPMorgan Chase	0.170%	5/1/33	900,000	900,000	(d)(e)

Health Care - 2.0%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Acacia Creek at Union Project, SPA-Bank of America N.A.	0.270%	7/1/38	4,200,000	4,200,000	(d)(e)

Industrial Revenue - 0.8%
California Statewide CDA, A&B Die Casting Corp., LOC-Bank of America N.A.	1.350%	4/1/23	300,000	300,000	(c)(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Riverside County, CA IDA, IDR, Spenuzza Inc. Project, LOC-Bank of America N.A.	0.480%	11/1/34	$1,340,000	$1,340,000	(c)(d)(e)

Total Industrial Revenue				1,640,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,740,000)				6,740,000

TOTAL INVESTMENTS - 99.0% (Cost - $192,440,649#)				206,546,089
Other Assets in Excess of Liabilities - 1.0%				2,037,597

TOTAL NET ASSETS - 100.0%				$208,583,686

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2012

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AA/Aa	28.6%
A	45.0
BBB/Baa	22.7
A-1/VMIG 1	3.3
NR	0.4

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (formerly known as Legg Mason Western Asset Intermediate Maturity California Municipals Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$199,806,089	—	$199,806,089
Short-term investments†	—	6,740,000	—	6,740,000

Total investments	—	$206,546,089	—	$206,546,089

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$12,241	—	—	$12,241

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Funds may use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,236,210
Gross unrealized depreciation	(130,770)

Net unrealized appreciation	$14,105,440

At August 31, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	52	9/12	$7,813,759	$7,826,000	$(12,241)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2012:

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation
Interest Rate Risk	$(12,241)

During the period ended August 31, 2012, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)	$4,910,694

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2012